Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
KOPERNIK GLOBAL ALL-CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Kopernik International Fund

(each, a "Fund")

Supplement dated June 3, 2019

to the

Summary Prospectus of each Fund (each, a "Summary Prospectus")

and Statutory Prospectus of the Funds (the "Statutory Prospectus"),

each dated March 1, 2019

This supplement provides new and additional information beyond that contained in each Summary Prospectus and the Statutory Prospectus and should be read in conjunction with each Summary Prospectus and the Statutory Prospectus.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved a change in the principal investment strategies of each Fund. Accordingly, effective immediately, each Summary Prospectus and the Statutory Prospectus are hereby amended as follows:

A.	Amendments to the Kopernik Global All-Cap Fund Summary Prospectus and the Statutory Prospectus.

The last sentence of the first paragraph in the Fund's "Principal Investment Strategies" section is deleted and replaced with the following:

The Fund will invest at least 40% of its net assets in securities of issuers located outside the U.S. and may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

B.	Amendments to the Kopernik International Fund Summary Prospectus and the Statutory Prospectus.

The fourth sentence of the first paragraph in the Fund's "Principal Investment Strategies" section is deleted and replaced with the following:

The Fund may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

Please retain this supplement for future reference.

KGI-SK-007-0100

KOPERNIK INTERNATIONAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Kopernik International Fund

(each, a "Fund")

Supplement dated June 3, 2019

to the

Summary Prospectus of each Fund (each, a "Summary Prospectus")

and Statutory Prospectus of the Funds (the "Statutory Prospectus"),

each dated March 1, 2019

This supplement provides new and additional information beyond that contained in each Summary Prospectus and the Statutory Prospectus and should be read in conjunction with each Summary Prospectus and the Statutory Prospectus.

The Board of Trustees of The Advisors' Inner Circle Fund II has approved a change in the principal investment strategies of each Fund. Accordingly, effective immediately, each Summary Prospectus and the Statutory Prospectus are hereby amended as follows:

A.	Amendments to the Kopernik Global All-Cap Fund Summary Prospectus and the Statutory Prospectus.

The last sentence of the first paragraph in the Fund's "Principal Investment Strategies" section is deleted and replaced with the following:

The Fund will invest at least 40% of its net assets in securities of issuers located outside the U.S. and may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

B.	Amendments to the Kopernik International Fund Summary Prospectus and the Statutory Prospectus.

The fourth sentence of the first paragraph in the Fund's "Principal Investment Strategies" section is deleted and replaced with the following:

The Fund may invest significantly in securities of issuers located in emerging or frontier markets, which the Adviser defines as countries other than those classified as developed by MSCI.

Please retain this supplement for future reference.

KGI-SK-007-0100